Warrants (Details) - Aggregate fair value of such warrants	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Dividend yield	0.00%	0.00%
Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Dividend yield			0.00%	0.00%
Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected remaining term	2 years 306 days	54 days
Expected volatility	107.37%	103.32%
Minimum [Member] | Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate			1.18%	0.09%
Expected remaining term			3 years 105 days	167 days
Expected volatility			118.75%	95.39%
Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Expected remaining term	2 years 339 days	3 years 146 days
Expected volatility	107.49%	123.85%
Maximum [Member] | Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate			1.20%	1.36%
Expected remaining term			3 years 135 days	3 years 292 days
Expected volatility			118.93%	118.65%